Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation

16.  Share-Based Compensation

In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan in 2015 (the ‘‘2015 Plan’’). The 2015 Plan allows the Group to grant options to employees, directors or consultants. Under the 2015 Plan, the maximum aggregate number of shares that may be issued shall not exceed 581,972,860. The terms of the options shall not exceed ten years from the date of grant.

16.  Share-Based Compensation (Continued)

In July 2018, the Group adopted the 2018 Share Incentive Plan (the “2018 Plan”). The 2018 Plan allows the Group to grant options and RSUs to employees, directors or consultants. Under the 2018 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards is initially 363,130,400, plus an annual increase on the first day of each fiscal year of the company during the term of the 2018 Plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to the lessor of (i) 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by our board of directors. In March 2021, our board of directors approved an amendment to the 2018 Plan to increase the annual increase percentage from 1.0% to 3.0% effective from the fiscal year beginning January 1, 2022.

For the share options granted under the 2015 Plan and the 2018 Plan, in addition to the explicit service periods of four years, with 25% of the options vesting annually, Class A ordinary shares acquired from the exercise of vested options cannot be sold or transferred by the employees without the prior written consents of the Company within the first three years of vested (‘‘Restricted Shares’’). In the event that employment relationship is terminated with the Company, voluntarily or involuntarily, within the three-year lock-up periods, the Company may, at its sole discretion, repurchase the Restricted Shares at the employee’s exercise price. The Group determined the substance of the lock up periods to be additional implicit service periods of three years, thereby extending the vesting terms of the options to be seven years in total.

The RSUs granted under the 2018 Plan vest over a period of four years with 25% vesting on each anniversary from the date of grant, or with 50% of the RSUs vesting on the second anniversary and 25% on each of the third and fourth anniversary from the date of grant.

(a)  Share options:

The following table summarize the Group’s option activities under the 2015 Plan and the 2018 Plan:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of January 1,2018	272,442,860	0.0065	0.0706	144,258	8.57
Granted	359,390,000	0.0065	3.6289
Forfeited	(2,240,000)	0.0065	2.5006
Outstanding as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64
Granted	76,665,380	0.0065	7.7632
Forfeited	(7,937,140)	0.0065	5.7059
Outstanding as of December 31, 2019	698,321,100	0.0065	2.6745	6,598,087	7.83
Granted	41,350,000	0.0065	14.5801
Forfeited	(8,620,000)	0.0065	5.7091
Outstanding as of December 31, 2020	731,051,100	0.0065	3.1775	32,466,710	6.94
Vested and expected to vest as of December 31, 2020	731,051,100	0.0065	3.1775	32,466,710	6.94
Exercisable as of December 31, 2020	445,316,410	0.0065	1.7667	19,776,947	6.38

16. Share-Based Compensation (Continued)

(a)  Share options: (Continued)

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

The total fair value of vested options was RMB45,979, RMB2,243,028 and RMB 3,237,924 (US$ 496,234) for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, total unrecognized share-based compensation expense relating to unvested awards was RMB9,773,595 (US$1,497,869) which is expected to be recognized over a weighted-average period of 3.94 years.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial-lattice option valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk-free interest rates:

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rates	2.97%-3.13%	1.50%-2.90%	0.62%-1.13%
Expected volatility	46.23%-48.63%	43.52%-57.59%	43.89%-46.68%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$1.5146-$5.7400	$4.8550-$8.9875	$8.9450-$34.1350
Fair value of share option	$1.5091-$5.7335	$4.8485-$8.9810	$8.9385-$34.1285

16. Share-Based Compensation (Continued)

(c)   RSUs:

The following table summarize the Group’s RSU activities under the 2018 Plan:

		Weighted
	Number of	average grant
	RSUs	date fair value
		US$
Outstanding as of January 1, 2018	—	—
Granted	8,295,240	6.2519
Outstanding as of January 1, 2019	8,295,240	6.2519
Granted	36,409,188	6.7698
Vested	(567,636)	6.9225
Forfeited	(2,761,724)	6.4514
Outstanding as of December 31, 2019	41,375,068	6.6855
Granted	11,133,740	16.6133
Vested	(4,950,492)	5.2263
Forfeited	(3,737,860)	8.4385
Outstanding as of December 31, 2020	43,820,456	9.1088

The total fair value of the RSUs vested during the years ended December 31, 2019 and 2020 was RMB27,073 and RMB 178,855 (US$ 27,411) respectively.

As of December 31, 2020, RMB1,516,338 (US$232,389) of unrecognized share-based compensation expenses related to RSUs is expected to be recognized over a weighted average vesting period of 2.64 years using the accelerated method. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

16. Share-Based Compensation (continued)

(d)   Share-based compensation expense by function:

The Group recognized share-based compensation expenses for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the years ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Costs of revenues	3,488	23,835	32,291	4,949
Sales and marketing expenses	405,805	860,862	1,093,547	167,593
General and administrative expenses i)	6,296,186	786,641	966,985	148,197
Research and development	136,094	886,368	1,520,220	232,984
	6,841,573	2,557,706	3,613,043	553,723

i)     In April 2018, the Company issued 254,473,500 Class A ordinary shares to a company controlled by Mr. Zheng Huang, the founder, at the par value of US$0.000005 per share pursuant to a shareholders’ resolution. The difference between the par value and estimated fair value of ordinary shares on the grant date was recorded as a one-time share-based compensation expense of RMB5,953,717 in general and administration expenses. No such transaction took place during the years ended December 31, 2019 and 2020.